Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of Interest rates contracted
	December 31, 2023	December 31, 2022	Interest rate
Bonds
Private Bonds – 6th Issuance – series 2	-	53,688	CDI + 1.00% p.a.
Private Bonds – 9th Issuance – series 2	263,904	259,843	CDI + 2.40% p.a.
Bonds – 1st Issuance – single	527,859	529,465	CDI + 2.30% p.a.
Financing and Lease Liabilities	96,657	140,563	IPCA
Accounts Payable for Business Combination and acquisition of associates	614,120	625,277	100% CDI
	1,502,540	1,608,836

Schedule of financial liabilities by maturity ranges
December 31, 2023	Less than one year	Between one and two years	Over two years	Total
Bonds and financing (Note 15)	541,763	250,000	-	791,763
Lease Liabilities (Note 17)	17,078	16,631	62,948	96,657
Accounts Payable for business combination and acquisition of associates (Note 19)	216,728	196,406	200,986	614,120
Suppliers (Note 16)	221,291	-	-	221,291
Reverse Factoring (Note 16)	263,948	-	-	263,948
Other liabilities - related parties (Note 21)	15,060	-	-	15,060
	1,275,868	463,037	263,934	2,002,839

Schedule of financial liabilities by maturity ranges for estimated amounts payable based on undiscounted contractual amounts
December 31, 2023	Less than one year	Between one and two years	Over two years	Total
Bonds and financing	612,717	282,742	-	895,459
Lease Liabilities	17,867	17,400	65,857	101,124
Accounts Payable for business combination and acquisition of associates	245,113	222,130	227,309	694,552
Suppliers	250,273	-	-	250,273
Reverse Factoring	298,517	-	-	298,517
Other liabilities - related parties	17,032	-	-	17,032
	1,441,519	522,272	293,166	2,256,957

Schedule of calculation of gearing ratio
	December 31, 2023	December 31, 2022
Net debt (i)	1,906,975	1,969,241
Total shareholder’' equity	4,520,791	4,629,679
Total capitalization (ii)	2,613,816	2,660,438
Gearing ratio - % - (iii)	73%	74%

(i)	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.

Schedule of sensitivity analysis of potential losses from financial instruments
	Index - % per year	Balance as of December 31, 2023	Base scenario	Scenario I	Scenario II
Financial Investments	104% of CDI	92,455	12,109	10,293	8,476
Marketable Securities	102% of CDI	245,942	32,211	27,379	22,548
		338,397	44,320	37,672	31,024
Accounts Payable for Business Combination and acquisition of associates	100% of CDI	(614,120)	(80,431)	(68,366)	(56,302)
Lease liabilities	100% of IPCA	(96,657)	(4,467)	(3,797)	(3,127)
Bonds and financing	CDI + 2.30%	(791,763)	(103,696)	(88,142)	(72,587)
		(1,502,540)	(188,594)	(160,305)	(132,016)
Net exposure		(1,164,143)	(144,274)	(122,633)	(100,992)
Interest rate -% p.a. (CDI)	-	-	13.10%	11.13%	9.17%
Interest rate -% p.a. (IPCA)	-	-	4.62%	3.93%	3.23%
Stressing scenarios	-	-	-	(15%)	(30%)